Provisions - Schedule of Provisions for Payroll and Employee Benefits (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Provisions [Line Items]
Totals	$ 135,090	$ 177,827	$ 214,903
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	9,300	9,814	8,298
Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	31,531	35,166	30,908
Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	296	334	373
Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	689	687	$ 542
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Vacation accrual	17,207	15,231
Totals	90,739	102,877
Employee Related Provisions [member] | Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	9,300	9,814
Employee Related Provisions [member] | Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	31,531	35,166
Employee Related Provisions [member] | Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	296	334
Employee Related Provisions [member] | Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	689	687
Employee Related Provisions [member] | Compensation years of service (short term) [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	716
Employee Related Provisions [member] | Other employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	$ 31,000	$ 41,645